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Boston Trust Walden International Equity Fund
Boston Trust Walden International Equity Fund
Investment Goals
The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden International Equity Fund Boston Trust Walden International Equity Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden International Equity Fund Boston Trust Walden International Equity Fund
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund | USD ($)	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2021 the Fund's portfolio turnover rate was 13.09% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities, including ordinary shares, are also known as common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2021, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $1.4 billion to $417.3 billion. "Assets" means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

ESG Integration: As part of the investment decision making process for the Fund, Boston Trust Walden Inc. (the "Adviser") evaluates how financially material environmental, social, and governance (ESG) factors may affect a security's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration". The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG factors into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude securities with significant exposure to specific products or services: alcohol production; coal mining; factory farming; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the security's revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company's total revenue), and severity (e.g., the company produces a minor electronic input for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each security. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company's products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid securities it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or another economic or trading bloc could have significant political and financial consequences for global markets.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund's assets. The Adviser may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

ESG Integration/Active Ownership Risk: The Adviser's integration of ESG factors and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous in the short term. The Adviser votes proxies in a manner it believes is consistent with the Fund's ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund's ESG screening criteria may influence the Fund's exposure to certain securities, sectors, and/or industries, which may adversely affect the Fund's performance depending on how such securities, sectors, and/or industries are performing relative to the market. Over time the Adviser's judgment of a security's or industry's ESG profile may change. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. The Fund's ESG screening criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so.

There may be differences in interpretation regarding application of the Adviser's ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may be experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
12.26%	(18.45)
For the period January 1, 2022 through March 31, 2022, the aggregate (non-annualized) total return for the Fund was (6.27)%.
Average Annual Total Returns (as of December 31, 2021)
Average Annual Returns - Boston Trust Walden International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Trust Walden International Equity Fund	13.43%	9.57%	6.46%	Jun. 09, 2015
After Taxes on Distributions | Boston Trust Walden International Equity Fund	13.16%	9.36%	6.22%
After Taxes on Distributions and Sale of Fund Shares | Boston Trust Walden International Equity Fund	8.40%	7.70%	5.17%
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)	12.62%	9.63%	6.35%	Jun. 09, 2015
FTSE Developed ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.80%	10.40%	7.13%	Jun. 09, 2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").